Accumulated Other Comprehensive Income (Loss) [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Equity [Abstract]
Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests [Table Text Block]

	Six months ended September 30,
	2016	2017
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of period	¥1,995,314	¥2,032,807
Net change during the period	(132,427)	253,088
Effect of adopting new guidance on consolidation of certain variable interest entities	5,509	—

Balance at end of period	¥1,868,396	¥2,285,895

Net debt valuation adjustments:
Balance at beginning of period	¥(2,080)	¥(10,632)
Net change during the period	866	(5,779)

Balance at end of period	¥(1,214)	¥(16,411)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥4,516	¥(8,729)
Net change during the period	19,205	(626)

Balance at end of period	¥23,721	¥(9,355)

Defined benefit plans:
Balance at beginning of period	¥(317,422)	¥(214,062)
Net change during the period	18,291	24,604

Balance at end of period	¥(299,131)	¥(189,458)

Foreign currency translation adjustments:
Balance at beginning of period	¥620,931	¥482,039
Net change during the period	(730,374)	(37,968)
Effect of adopting new guidance on consolidation of certain variable interest entities	(1,636)	—

Balance at end of period	¥(111,079)	¥444,071

Balance at end of period	¥1,480,693	¥2,514,742

Before Tax and Net of Tax Changes in Each Component of Accumulated OCI [Table Text Block]

	Six months ended September 30,
	2016			2017
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥(71,019)	¥19,199	¥(51,820)	¥540,758	¥(169,917)	¥370,841
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(120,742)	38,139	(82,603)	(175,398)	52,011	(123,387)

Net change	(191,761)	57,338	(134,423)	365,360	(117,906)	247,454
Net unrealized losses on investment securities attributable to noncontrolling interests			(1,996)			(5,634)

Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			(132,427)			253,088

Net debt valuation adjustments:
Net debt valuation adjustments	1,158	(364)	794	(8,218)	2,516	(5,702)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	105	(33)	72	(111)	34	(77)

Net change	1,263	(397)	866	(8,329)	2,550	(5,779)
Net debt valuation adjustments attributable to noncontrolling interests			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			866			(5,779)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains on derivatives qualifying for cash flow hedges	41,833	(16,752)	25,081	4,450	(1,641)	2,809
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(9,678)	3,802	(5,876)	(5,584)	2,149	(3,435)

Net change	32,155	(12,950)	19,205	(1,134)	508	(626)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			19,205			(626)

Defined benefit plans:
Defined benefit plans	15,910	(6,798)	9,112	31,778	(10,240)	21,538
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	13,598	(4,340)	9,258	4,659	(1,588)	3,071

Net change	29,508	(11,138)	18,370	36,437	(11,828)	24,609
Defined benefit plans attributable to noncontrolling interests			79			5

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			18,291			24,604

Foreign currency translation adjustments:
Foreign currency translation adjustments	(833,911)	72,740	(761,171)	(35,954)	(2,932)	(38,886)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	2,641	(464)	2,177	2,961	—	2,961

Net change	(831,270)	72,276	(758,994)	(32,993)	(2,932)	(35,925)
Foreign currency translation adjustments attributable to noncontrolling interests			(28,620)			2,043

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(730,374)			(37,968)

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥(824,439)			¥233,319

Reclassification of Significant Items out of Accumulated OCI [Table Text Block]

	Six months ended September 30,
	2016	2017
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(153,607)	¥(181,530)	Investment securities gains—net
Other	32,865	6,132

	(120,742)	(175,398)	Total before tax
	38,139	52,011	Income tax expense

	¥(82,603)	¥(123,387)	Net of tax

Net debt valuation adjustments	¥105	¥(111)	Equity in earnings of equity method investees—net

	105	(111)	Total before tax
	(33)	34	Income tax expense

	¥72	¥(77)	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(9,642)	¥(5,471)	Interest income on Loans, including fees
Other	(36)	(113)

	(9,678)	(5,584)	Total before tax
	3,802	2,149	Income tax expense

	¥(5,876)	¥(3,435)	Net of tax

Defined benefit plans
Net actuarial loss(1)	¥19,327	¥10,249
Prior service cost(1)	(5,273)	(3,518)
Loss (gain) on settlements and curtailment, and other(1)	(456)	(2,072)

	13,598	4,659	Total before tax
	(4,340)	(1,588)	Income tax expense

	¥9,258	¥3,071	Net of tax

Foreign currency translation adjustments	¥2,641	¥2,961	Other non-interest expenses

	2,641	2,961	Total before tax
	(464)	—	Income tax expense

	¥2,177	¥2,961	Net of tax

Total reclassifications for the period	¥(114,076)	¥(173,473)	Total before tax
	37,104	52,606	Income tax expense

	¥(76,972)	¥(120,867)	Net of tax

Note:	(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.